Disposal of finance business (Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation	¥ 6,410	¥ 72,777
Capital Commitment		150,000
Loans Receivable, Net		132,000
Capital Contribution Receivable		286,000
Disposal Group, Including Discontinued Operation, Consideration	57,000
Disposal Group, Including Discontinued Operation, Accrued Liabilities	3,200
Finance Business Unit [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Capital Commitment		70,000
Profit sharing right asset and other consideration receivables for disposal of finance business		510,900
Additional Paid-in Capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Decrease from Deconsolidation	¥ 0	¥ 87,781